American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

                                                               February 12, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Government Income Trust
          1933 Act File No. 2-99222
          1940 Act File No. 811-4363

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 31, filed February 7, 1997, to the issuer's Registration Statement on Form N-1A.

     Any concerns regarding this filing should be directed to the undersigned at
(415) 967-9806.


Sincerely,

/s/Lisa S. Brown
Lisa S. Brown
Federal Securities Administrator